Financial instruments and financial risk management (Details 1) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Trade receivables	[1]	$ 20,549	$ 19,199
Level 1
Disclosure of fair value measurement of assets [line items]
Trade receivables
Level 2
Disclosure of fair value measurement of assets [line items]
Trade receivables		20,549	19,199
Level 3
Disclosure of fair value measurement of assets [line items]
Trade receivables
Trade receivables
Disclosure of fair value measurement of assets [line items]
Trade receivables		20,549	19,199
Trade receivables | Level 1
Disclosure of fair value measurement of assets [line items]
Trade receivables
Trade receivables | Level 2
Disclosure of fair value measurement of assets [line items]
Trade receivables		20,549	19,199
Trade receivables | Level 3
Disclosure of fair value measurement of assets [line items]
Trade receivables

[1]	Trade receivables exclude sales and income tax receivables.